Organization and basis of financial statements	12 Months Ended
Mar. 31, 2023
Organization and basis of financial statements
Organization and basis of financial statements
1.	Organization and basis of financial statements

Skillful Craftsman Education Technology Limited (“the Company” or “the Group”) is an exempted company incorporated under the laws of Cayman Islands on June 14, 2019. The Company through its consolidated subsidiaries and variable interest entity (the “VIE”) (collectively, the “Group”) are principally engaged in the operation of vocational online education and technology services in the People’s Republic of China (the “PRC”). Due to the PRC legal restrictions on foreign ownership and investment in the education business, the Company conducts its primary business operations through its VIEs.

In preparation of its initial public offering in the United States, the Company completed a reorganization in 2019 whereby the Company became the ultimate parent entity of its subsidiaries and consolidated VIE s. As part of the reorganization, the business operations of the consolidated subsidiaries and VIEs were transferred to the Company. In return, the Company issued 7,740,000 ordinary shares and 1,800,000 ordinary shares to Mr. Gao Xiaofeng and Mr. Hua Lugang (“the Founders”), respectively (“the Reorganization”). On September 1, 2021, the Company acquired 100% of Shenzhen Jisen Information Tech Limited (“Jisen Information”) for a consideration of 2,900,000 newly issued ordinary shares, valued at $1.60 per share. On June 6, 2022, Wangdao transferred the 100% ownership of Jisen Information to Wofe. On March 30, 2023, the Company established a 75% owned subsidiary in Singapore, Le First Skillland Pte. Ltd, to facilitate the Company’s global business development of vocational education and will make a capital contribution of $282,463 (S$375,000) to Le First Skillland in August 2023. As of the end of March 31, 2023, this company had no operations.

As the Company, its subsidiaries and VIEs are all under the control of the Founders, the Reorganization was accounted for as a transaction under common control in a manner similar to a pooling of interests. Therefore, the accompanying consolidated financial statements have been prepared as if the corporate structure of the Company had been in existence since the beginning of the periods presented. Furthermore, ordinary shares were recorded on their issuance dates and presented on a retroactive basis.

Details of the Company’s consolidated subsidiaries and the VIEs were as follows:

			Percentage
			of direct or
			indirect
			ownership
	Date of	Place of	by the	Principal
Name of Entity	incorporation	incorporation	Company	activities
Subsidiaries:			Direct
Easy Skills Technology Limited (“Hong Kong ES”)	December 24, 2018	HK	100%	Holding company
Skillful Craftsman Network Technology (Wuxi) Co., Ltd. (“WOFE” or “Craftsman Wuxi”)	January 16, 2019	PRC	100%	Investment holding
Shenzhen Jisen Information Tech Limited (“Jisen Information”)	December 8, 2014	PRC	100%	Financial education and services
LE FIRST SKILLAND PTE. LTD. (“LFS”)	March 30, 2023	Singapore	75%	Vocational education

VIE:			Indirect
Wuxi Kingway Technology Co., Ltd. (“Wuxi Wangdao”)	June 6, 2013	PRC	100%	Vocational online education and technology services

The Company established Hong Kong ES in December 2018 as its intermediary holding company. In January 2019, as part of the Reorganization described above, Hong Kong ES established WOFE in PRC and held all of the equity interest in the WOFE. In July 2019, WOFE entered into a series of contractual arrangements with the VIEs and their shareholders as described below.

Contractual Arrangements

PRC laws and regulations stipulate that the foreign investment in China is restricted with regards to the provision of value-added telecommunication services and internet audio-visual program services. The operation of such businesses requires that the company holds the ICP license (Internet Content Provider), which shall only be held by domestic companies. The Group’s offshore holding company is not a domestic company under PRC laws, thus is not qualified to hold an ICP license.

Accordingly, the Group’s offshore holding companies are not allowed to directly engage in the vocational online education and technology services business in China. To comply with PRC laws and regulations, the Group conducts all of its business in China through the VIEs. Despite the lack of technical majority ownership, the Company has effective control of the VIEs through a series of contractual arrangements (the “Contractual Agreements”) and a quasi-parent-subsidiary relationship exists between the Company and the VIEs. The equity interests of the VIEs are legally held by PRC individuals (the “Nominee Shareholders”). Through the Contractual Agreements, the Nominee Shareholders of the VIEs effectively assign all their voting rights underlying their equity interests in the VIEs to the WOFE, and therefore, the WOFE has the power to direct the activities of the VIEs that most significantly impact its economic performance. The WOFE also has the right to receive economic benefits and obligations to absorb losses from the VIEs that potentially could be significant to the VIEs. Based on the above, the Company consolidates the VIEs through its subsidiary in accordance with SEC Regulation SX-3A-02 and ASC810-10, Consolidation: Overall.

The following is a summary of the contractual agreements:

Exclusive Business Cooperation Agreements

Under the Exclusive Business Cooperation Agreements between WOFE and Wuxi Wangdao, dated July 17, 2019, WOFE has the exclusive right to provide Wuxi Wangdao with business support, technical support and consulting services related to its business operations in return for certain fees. Without WOFE’s prior written consent, Wuxi Wangdao may not accept any services subject to these agreements from any third party. The parties shall determine the service fees to be charged to Wuxi Wangdao under these agreements by considering, among other things, the complexity of the services, the time that may be spent for providing such services and the commercial value and specific content of the service provided. WOFE owns the intellectual property rights developed by either WOFE or Wuxi Wangdao in the performance of these agreements. These agreements became effective upon execution and will remain effective until terminated by WOFE.

Equity Interest Pledge Agreements

Under the Equity Interest Pledge Agreement, each of the shareholders pledged all of their equity interest in Wuxi Wangdao to WOFE so as to secure their obligations under the Equity Interest Pledge Agreement, the Exclusive Business Cooperation Agreement and the Authorization Agreement. If the shareholders of Wuxi Wangdao breach their respective contractual obligations, WOFE, as pledgee, will be entitled to certain rights, including the right to dispose the pledged equity interest. Pursuant to the agreement, the shareholders of Wuxi Wangdao shall not transfer, assign or otherwise create any new encumbrance on their respective equity interest in Wuxi Wangdao without prior written consent of WOFE. The equity pledge right held by WOFE will be terminated upon the fulfillment of all contract obligations and the full payment of all secured indebtedness by the Nominee Shareholders and Wuxi Wangdao.

Exclusive Purchasing Right Agreement

Under the Exclusive Purchasing Right Agreement among WOFE, Wuxi Wangdao, and its Nominee Shareholders, dated July 17, 2019, the Nominee Shareholders irrevocably granted WOFE or any third party designated by WOFE an exclusive purchasing right to purchase all or part of their equity interests in Wuxi Wangdao; provided that if the lowest price is permitted by applicable PRC laws, then that price shall apply. The Nominee Shareholders further agreed that they will neither create any pledge or encumbrance on their equity interests in Wuxi Wangdao, nor transfer, gift nor otherwise dispose of its equity interests in Wuxi Wangdao to any person other than WOFE or its designated third party. The Nominee Shareholders and Wuxi Wangdao agreed that they will operate the businesses in the ordinary course and maintain the asset value of Wuxi Wangdao and refrain from any actions or omissions that may affect their operating status and asset value. Furthermore, without WOFE’s prior written consent, the shareholders and Wuxi Wangdao agreed not to, among other things: amend the articles of association of Wuxi Wangdao; increase or decrease the registered capital of Wuxi Wangdao; sell, transfer, mortgage or dispose of in any manner any assets of Wuxi Wangdao or legal or beneficial interest in the business or revenues of Wuxi Wangdao; enter into any major contracts, except for contracts in the ordinary course of business (a contract with a price exceeding 100,000 shall be deemed a major contract); merge, consolidate with, acquire or invest in any person, or provide any loans; or distribute dividends.

Authorization Agreement

Under the Authorization Agreement, the Nominee Shareholders of Wuxi Wangdao authorized WOFE to act on their behalf as their exclusive agent and attorney with respect to all rights as shareholder, including but not limited to: (a) attending shareholders’ meetings; (b) exercising all the shareholder’s rights, including voting, that shareholders are entitled to under the laws of China and the Articles of Association of Wuxi Wangdao, including but not limited to the sale or transfer or pledge or disposition of shares held by the shareholders of Wuxi Wangdao in part or in whole; and (c) designating and appointing the legal representative, the executive director, supervisor, the chief executive officer and other senior management members of Wuxi Wangdao on behalf of the shareholders of Wuxi Wangdao.

Letter of Consent

Pursuant to the Letter of Consent executed by the spouses of the Nominee Shareholders of the VIEs, the signing spouses unconditionally and irrevocably agreed that the equity interest in the VIEs held by and registered in the name of their spouses, the Nominee Shareholders of Wuxi Wangdao, be disposed of in accordance with the Exclusive Purchasing Right Agreement, the equity interest pledge agreement and the authorization agreement described above, and that their spouses may perform, amend or terminate such agreements without their additional consent. Additionally, the signing spouses agreed not to assert any rights over the equity interest in the VIEs held by their spouses. In addition, in the event that the signing spouses obtains any equity interest in the VIEs held by their spouses for any reason, they agree to be bound by and sign any legal documents substantially similar to the contractual arrangements described above, as may be amended from time to time.

Risks in Relation to the VIE Structure

Based on the opinion of the Company’s PRC legal counsel, (i) the ownership structure of the Group, including its subsidiaries in the PRC and VIEs are not in violation with any applicable PRC laws and regulations; and (ii) each of the Contractual Agreements among the WOFE, the VIEs and the Nominee Shareholders governed by PRC laws, are legal, valid and binding, enforceable against such parties.

However, uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current Contractual Agreements and businesses to be in violation of any existing or future PRC laws or regulations. If the Company, the WOFE or any of its current or future VIEs are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, which may include, but not limited to, revocation of business and operating licenses, being required to discontinue or restrict its business operations, restriction of the Group’s right to collect revenues, being required to restructure its operations, imposition of additional conditions or requirements with which the Group may not be able to comply, or other regulatory or enforcement actions against the Group that could be harmful to its business. The imposition of any of these or other penalties may result in a material and adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIEs or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIEs.

The Group’s business has been directly operated by the VIEs. For the years ended March 31, 2023 and 2022, the VIEs contributed 91% and 100% of the Group’s consolidated revenues, respectively. As of March 31, 2023 and 2022, the VIEs accounted for an aggregate of 82% and 86%, respectively, of the consolidated total assets, and 92% and 90%, respectively, of the consolidated total liabilities. The following financial statement balances and amounts of the Company’s VIEs were included in the accompanying consolidated financial statements:

	As of March 31,
	2023	2022
ASSETS
Current assets:
Cash and cash equivalents	$19,142,721	$20,651,502
Accounts receivable, net	8,572	252,215
Prepayments and other current assets	129,148	466,846
Deferred expenses	939,252	1,101,761
Amounts due from related parties	958,634	1,589,182
Total current assets	21,178,327	24,061,506
Non-current assets:
Long-term investment	14,296,824	14,673,898
Goodwill	—	4,581,112
Property and equipment, net	6,620	10,597,581
Intangible assets, net	—	15,143,366
Total non-current assets	14,303,444	44,995,957
TOTAL ASSETS	$35,481,771	$69,057,463
Current liabilities:
Accounts payable	$21,894	$77,266
Taxes payable	8,488	127,645
Employee benefits payable	33,456	96,838
Deferred revenue-current	1,357,236	6,864,731
Other payables	104,738	5,104,380
Interest payable	202,405	—
Related party payables		44,107
Deferred tax liabilities	—	38,744
Total current liabilities:	1,728,217	12,353,711
Non-current liabilities:
Long-term loans	13,681,099	14,809,302
Deferred revenue-noncurrent	—	3,713
Total non-current liabilities	13,681,099	14,813,015
TOTAL LIABILITIES	$15,409,316	$27,166,726

	For the years ended March 31,
	2023	2022	2021
Revenue	$10,250,708	$23,050,619	$29,168,546
Net profit	$(18,310,962)	$1,750,836	$8,436,207

	For the years ended March 31,
	2023	2022	2021
Net cash provided by operating activities	$148,162	$9,390,282	$13,927,170
Net cash used in investing activities	(529,511)	(18,530,989)	(12,864,697)
Net cash provided by financing activities	—	14,809,302	—
Effects of exchange rate changes on cash	(1,127,433)	266,364	1,722,356
Net cash inflow	$(1,508,782)	$5,934,959	$2,784,829

There are no consolidated VIEs’ assets that are pledged or collateralized for the VIEs’ obligations and which can only be used to settle the VIEs’ obligations, except for registered capital and the PRC statutory reserves. Relevant PRC laws and regulations restrict the VIE from transferring a portion of their net assets, equivalent to the balance of their statutory reserves and its share capital, to the Company in the form of loans and advances or cash dividends. As the VIEs are incorporated as a limited liability company under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. There were no other pledges or collateralization of the VIEs’ assets.